Property and Equipment, Net - Schedule of Impairment of Property and Equipment (Details) - Property, Plant and Equipment [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Impairment of Property and Equipment [Line Items]
Balance at the beginning of the year	¥ 85,551	$ 12,234	¥ 49,987	¥ 40,163
Accrual	73,240	10,473	37,773	43,923
Write off	(7,865)	(1,125)	(2,209)	(34,099)
Balance at the end of the year	¥ 150,926	$ 21,582	¥ 85,551	¥ 49,987